UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
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NS Income II Sub-REIT, LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017.
Date of Report (Date of earliest event reported): February 14, 2018
Commission File Number of securitizer: 021-280520
Central Index Key Number of securitizer: 0001697534
David A. Palamé, (212) 547-2600
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor: N/A

(Exact name of issuing entity as specified in its charter)
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Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Name and telephone number, including area code, of the person to contact in connection with this filing.

ITEM 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure[1]
No Activity to Report.

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[1] NS Income II Sub-REIT, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  NorthStar 2016-1.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NS Income II Sub-REIT, LLC
Date: February 14, 2018	By:	/s/ David A. Palamé
		Name:	David A. Palamé
		Title:	Vice President